CASH, CASH EQUIVALENTS, INVESTMENTS AND RESTRICTED CASH	12 Months Ended
Dec. 31, 2021
CASH, CASH EQUIVALENTS, INVESTMENTS AND RESTRICTED CASH
CASH, CASH EQUIVALENTS, INVESTMENTS AND RESTRICTED CASH

8.    CASH, CASH EQUIVALENTS AND RESTRICTED CASH

Cash Equivalents

Cash and cash equivalents consist of the following (in thousands):

	December 31, 2021
					Cash and
	Amortized	Unrealized	Unrealized	Fair	Cash
	Cost	Gains	Losses	Value	Equivalents
Cash	$376,492	$—	$—	$376,492	$376,492
Money market funds	408,082	—	—	408,082	408,082
Total	$784,574	$—	$—	$784,574	$784,574

	December 31, 2020
					Cash and
	Amortized	Unrealized	Unrealized	Fair	Cash
	Cost	Gains	Losses	Value	Equivalents
Cash	$209,327	$—	$—	$209,327	$209,327
Money market funds	103,472	—	—	103,472	103,472
Total	$312,799	$—	$—	$312,799	$312,799

Interest income from cash equivalents of $53 thousand, $550 thousand and $614 thousand was recorded in interest income in the consolidated statements of operations for the years ended December 31, 2021, 2020 and 2019, respectively.

Restricted Cash

As of December 31, 2021, restricted cash on the consolidated balance sheet represents amounts held by financial institutions to establish a standby letter of credit required by the lessor of certain corporate office space. The standby letter of credit expires at the end of the lease on December 31, 2033. As of December 31, 2020, restricted cash also included $10.0 million related to amounts held by third-party lenders to collateralize our November 2013 secured credit facility, as amended in August 2014 (See Note 10), which secured credit facility was paid off in 2021.

A reconciliation of cash and cash equivalents and restricted cash from the consolidated balance sheets to the consolidated statements of cash flows is shown below (in thousands):

	December 31, 2021	December 31, 2020
Cash and cash equivalents	$784,574	$312,799
Restricted cash	2,148	12,077
Total	$786,722	$324,876

Air Carrier Payroll Support Program

On March 27, 2020, the CARES Act was signed into law. The CARES Act provides aid in the form of loans, grants, tax credits and other forms of government assistance. Specifically, the CARES Act provided the airline industry with up to $25.0 billion in grants with assurances the support was to be used exclusively for employee salaries, wages, and benefits.

During 2020,Wheels Up applied for government assistance under the Payroll Support Program from the U.S. Department of the Treasury (the “Treasury”) as directed by the CARES Act. We were awarded a total grant of $76.4 million to support ongoing operations through payroll funding, which was all received by October 2020. We utilized all of the proceeds to offset payroll expenses incurred for the year ended December 31, 2020.

The support payments were conditioned on our agreement to refrain from conducting involuntary employee layoffs or furloughs through September 30, 2020. Other conditions include continuing essential air service as directed by the Department of Transportation (“DOT”) and certain limitations on executive compensation. Based on the amount received, we were not required to provide financial protection to the Treasury in conjunction with the payroll support obtained.

The CARES Act also provides for deferred payment of the employer portion of social security taxes through the end of 2020, with 50% of the deferred amount due December 31, 2021 and the remaining 50% due December 31, 2022. As of December 31, 2020, the total amount of deferred payments outstanding was $6.8 million. The amount paid as of December 31, 2021 is $3.8 million and the amount due December 31, 2022 of $3.0 million was recorded in other current liabilities on the consolidated balance sheet.